Investment Securities - Investment Securities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contractual Maturities of Investment Securities [Abstract]
Federal statutory rate	21.00%	35.00%	35.00%
Weighted-average maturity of available-for-sale investment securities	5 years 4 months 24 days	5 years 1 month 6 days
Weighted-average yield of available-for-sale investment securities	2.57%	2.25%
Weighted-average maturity of held-to-maturity investment securities	5 years 2 months 12 days	4 years 8 months 12 days
Weighted-average yield of held-to-maturity investment securities	2.46%	2.14%